Proposed Acquisition of Upstate New York Bancorp, Inc.	12 Months Ended
Dec. 31, 2019
Proposed Acquisition of Upstate New York Bancorp, Inc. [Abstract]
Proposed Acquisition of Upstate New York Bancorp, Inc.

NOTE 17 – PROPOSED ACQUISITION OF UPSTATE NEW YORK BANCORP, INC.

On January 8, 2020, Norwood Financial Corp. (“Norwood”) and its wholly owned subsidiary, Wayne Bank, and UpState New York Bancorp, Inc. (“UpState”), and its wholly owned subsidiary, USNY Bank entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which UpState will merge with and into Norwood, with Norwood as the surviving corporation. Concurrent with the merger, it is expected that USNY Bank will merge with and into Wayne Bank.

USNY Bank conducts its business from its two Bank of the Finger Lakes offices in Geneva and Penn Yan, New York, and two Bank of Cooperstown offices in Cooperstown and Oneonta, New York. As of December 31, 2019, UpState had total assets of $439.6 million, total net loans of $380.7 million, total deposits of $387.9 million and total stockholders’ equity of $46.4 million.

 Pursuant to the terms of the Merger Agreement, shareholders of UpState will have the opportunity to elect to receive for each share of UpState common stock they own, either 0.9390 shares of Norwood common stock or $33.33 in cash, or a combination of both. All shareholder elections will be subject to the allocation and proration procedures set forth in the Merger Agreement which are intended to ensure that 90% of the shares of UpState will be exchanged for Norwood common stock and 10% of the shares of UpState will be exchanged for cash. In addition to the purchase price per share, UpState may also be permitted, under certain performance conditions, to distribute at the closing of the merger, a special cash dividend of up to an additional $0.67 per share to UpState’s shareholders. In the event of a greater than 20% decline in market value of Norwood’s common stock, UpState may, in certain circumstances, be able to terminate the Merger Agreement unless Norwood increases the number of shares into which UpState common stock may be converted.

The senior management of Norwood and Wayne Bank will remain the same following the merger.  UpState directors Jeffrey S. Gifford and Alexandra K. Nolan will be appointed to the boards of directors of Norwood and Wayne Bank. In addition, the other directors of UpState will be invited to join a regional advisory board. UpState President and CEO R. Michael Briggs will enter into a consulting agreement with Wayne Bank. Norwood will retain the brand names of USNY’s two units, Bank of the Finger Lakes and Bank of Cooperstown, and will also retain USNY’s administration center in Geneva, New York. Scott D. White, unit President of Bank of Cooperstown, and Jeffrey E. Franklin, unit President of Bank of the Finger Lakes, will also remain in place as executives of their units.

The transaction is subject to customary closing conditions, including the receipt of regulatory approvals and approval by the shareholders of Norwood and UpState.  The merger is expected to be completed in the third quarter of 2020.

Each of the directors and executive officers of Norwood and UpState have agreed to vote their shares in favor of the approval of the Merger Agreement at the shareholders’ meetings to be held to vote on the proposed transaction.  If the merger is not consummated under certain circumstances, UpState has agreed to pay Norwood a termination fee of $3.2 million.

The Merger Agreement also contains usual and customary representations and warranties that Norwood and UpState made to each other as of specific dates.  The assertions embodied in those representations and warranties were made solely for purposes of the contract between Norwood and UpState, and may be subject to important qualifications and limitations agreed to by the parties in connection with negotiating its terms.  Moreover, the representations and warranties are subject to a contractual standard of materiality that may be different from what may be viewed as material to shareholders, and the representations and warranties may have been used to allocate risk between Norwood and UpState rather than establishing matters as facts.